DEAN WITTER LIQUID ASSET FUND INC.  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                    10048
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual letter to shareholders of Dean Witter Liquid Asset Fund for the six-month period ended February 28, 1998.

As of the close of the period under review, the Fund had net assets totaling $13.7 billion. For the six-month period under review, the Fund's annualized net investment income was 5.17 percent. The Fund's 30-day annualized yield for February was 5.22 percent.

A STABLE INTEREST-RATE ENVIRONMENT

After rising by about 25 basis points late in the first quarter of 1997, money-market yields held remarkably stable during the remainder of 1997 and through the first two months of 1998. The target rate for federal funds has remained steady at 5.50 percent from March 25, 1997, through February 28, 1998. Overall economic conditions in the United States continue to be very good, while inflation has remained quite moderate. Unemployment rates remain close to the lows of the past 25 years.

Aided by favorable demographic trends, cash flows into financial assets were robust in 1997 and early 1998. Money-market mutual funds are no exception, as total assets in all such portfolios surpassed $1 trillion for the first time early in August 1997.

PORTFOLIO COMPOSITION AND STRUCTURE

On February 28, 1998, approximately 81 percent of the Fund's portfolio was invested in high-quality commercial paper, 7 percent in certificates of deposit and bankers' acceptances of financially strong commercial banks, 6 percent in the bank notes of such institutions and 6 percent in federal agency and U.S. Treasury obligations. At the end of February, approximately 89 percent of the Fund's holdings were due to mature in less than four months. Therefore, we believe the Fund is well positioned for stability of principal with a high degree of liquidity.

DEAN WITTER LIQUID ASSET FUND INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998, CONTINUED

We continue to operate the Fund in a straightforward, conservative style without structured notes or derivatives that could fluctuate excessively with changing interest rates. In addition, the Fund has avoided making any direct investments in Asian financial institutions, because of their relatively slim levels of capital strength. As a result the Fund's exposure to credit-rating downgrades, which some other money market funds have experienced recently, has been limited.

LOOKING AHEAD

At this time we anticipate a slight moderation in the pace of economic activity during 1998, with no major adverse surprises in the rate of inflation. We do not expect investment yields available to the Fund during the months immediately ahead to differ dramatically from those available during the fiscal period just ended.

As always, the Fund serves as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money market conditions.

We appreciate your ongoing support of Dean Witter Liquid Asset Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED)

                                                                    ANNUALIZED
PRINCIPAL                                                            YIELD ON
AMOUNT IN                                                            DATE OF        MATURITY
THOUSANDS                                                            PURCHASE         DATE              VALUE
------------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (81.2%)
           AUTOMOTIVE - FINANCE (11.2%)
$495,000   Chrysler Financial Corp................................  5.52-5.86%  03/25/98-06/15/98  $   491,307,938
 410,000   Ford Motor Credit Co...................................  5.53-5.81   03/09/98-05/04/98      407,593,736
 649,000   General Motors Acceptance Corp.........................  5.51-5.85   03/06/98-08/31/98      640,388,153
                                                                                                   ---------------
                                                                                                     1,539,289,827
                                                                                                   ---------------
           BANK HOLDING COMPANIES (13.6%)
 100,000   Bank of New York Co., Inc..............................     5.56         04/13/98            99,330,222
 100,000   BankAmerica Corp.......................................     5.51         06/30/98            98,173,389
 585,000   Bankers Trust New York Corp............................  5.52-5.88   04/29/98-07/08/98      575,935,482
 670,000   Morgan (J.P.) & Co., Inc...............................  5.50-5.81   04/06/98-07/16/98      663,527,061
  90,000   NationsBank Corp.......................................     5.54         08/28/98            87,561,025
 230,000   PNC Funding Corp.......................................  5.56-5.85   04/06/98-04/22/98      228,534,620
 110,000   SunTrust Banks, Inc....................................  5.71-5.81   03/09/98-04/14/98      109,445,250
                                                                                                   ---------------
                                                                                                     1,862,507,049
                                                                                                   ---------------
           BANKS - COMMERCIAL (31.0%)
 300,000   Abbey National North America Corp......................  5.53-5.76   05/04/98-08/24/98      294,014,000
 200,000   ABN-AMRO North America Finance Inc.....................  5.51-5.78   03/26/98-07/09/98      198,402,903
 710,000   Barclays U.S. Funding Corp.............................  5.52-5.81   03/10/98-05/08/98      704,500,583
 535,000   Canadian Imperial Holdings Inc.........................  5.52-5.81   03/09/98-05/06/98      531,555,836
 405,000   Deutsche Bank Financial Inc............................  5.49-5.79   03/05/98-04/28/98      403,617,006
 200,000   Dresdner U.S. Finance Inc..............................  5.70-5.81   03/12/98-04/13/98      199,118,222
 395,000   Internationale Nederlanden (U.S.) Funding Corp.........  5.59-5.82   04/15/98-07/10/98      390,505,676
 330,000   National Australia Funding (DE) Inc....................  5.48-5.77   03/11/98-04/28/98      328,252,044
 520,000   Societe Generale N.A., Inc.............................  5.53-5.82   03/16/98-06/01/98      517,225,739
 340,000   Toronto-Dominion Holdings U.S.A. Inc...................  5.53-5.83   04/14/98-06/17/98      336,225,322
 100,000   UnionBanCal Commercial Funding Corp....................     5.56         05/11/98            98,904,000
 240,000   Westpac Capital Corp...................................  5.75-5.79   03/25/98-04/20/98      238,848,459
                                                                                                   ---------------
                                                                                                     4,241,169,790
                                                                                                   ---------------
           BROKERAGE (0.8%)
 110,000   Goldman Sachs Group L.P................................  5.51-5.53   04/27/98-04/29/98      109,024,283
                                                                                                   ---------------
           FINANCE - COMMERCIAL (1.7%)
 240,000   CIT Group Holdings, Inc................................  5.52-5.64   03/27/98-05/11/98      238,404,842
                                                                                                   ---------------
           FINANCE - CONSUMER (8.0%)
 190,000   American Express Credit Corp...........................  5.51-5.52   03/30/98-04/03/98      189,041,000
  40,000   American General Finance Corp..........................     5.49         04/27/98            39,651,356
 234,000   Avco Financial Services Inc............................  5.52-5.82   03/18/98-06/17/98      231,710,410
 390,000   Beneficial Corp........................................  5.51-5.81   03/20/98-05/20/98      386,158,858
 105,000   Commercial Credit Co...................................  5.50-5.52   04/20/98-04/22/98      104,171,439
  90,000   Household Finance Corp.................................     5.52         03/06/98            89,917,650
  60,000   Norwest Financial Inc..................................     5.58         03/27/98            59,750,250
                                                                                                   ---------------
                                                                                                     1,100,400,963
                                                                                                   ---------------
           FINANCE - CORPORATE (3.6%)
 500,000   Ciesco, L.P............................................  5.50-5.79   03/13/98-05/07/98      497,475,119
                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED) CONTINUED

                                                                    ANNUALIZED
PRINCIPAL                                                            YIELD ON
AMOUNT IN                                                            DATE OF        MATURITY
THOUSANDS                                                            PURCHASE         DATE              VALUE
------------------------------------------------------------------------------------------------------------------
           FINANCE - DIVERSIFIED (6.5%)
$240,000   Associates Corp. of North America......................  5.53-5.81%  03/17/98-05/27/98  $   237,297,565
 662,000   General Electric Capital Corp..........................  5.48-5.84   03/02/98-09/08/98      654,184,256
                                                                                                   ---------------
                                                                                                       891,481,821
                                                                                                   ---------------
           FOODS & BEVERAGES (0.5%)
  25,000   Coca-Cola Co...........................................     5.48         04/14/98            24,831,250
  50,000   Sara Lee Corp..........................................     5.59         03/06/98            49,953,500
                                                                                                   ---------------
                                                                                                        74,784,750
                                                                                                   ---------------
           HOUSEHOLD PRODUCTS (0.4%)
  50,000   Procter & Gamble Co....................................     5.70         04/17/98            49,629,333
                                                                                                   ---------------
           INSURANCE (0.8%)
  35,000   American General Corp..................................     5.49         04/24/98            34,710,715
  75,000   MetLife Funding Inc....................................  5.76-5.81   03/04/98-03/05/98       74,946,736
                                                                                                   ---------------
                                                                                                       109,657,451
                                                                                                   ---------------
           INDUSTRIALS (0.2%)
  27,000   Emerson Electric Co....................................     5.62         03/02/98            26,991,570
                                                                                                   ---------------
           OFFICE EQUIPMENT (1.5%)
 200,000   IBM Credit Corp........................................  5.50-5.69   03/06/98-03/11/98      199,739,861
                                                                                                   ---------------
           RETAIL (1.4%)
 190,000   Sears Roebuck Acceptance Corp..........................  5.53-5.83   03/09/98-03/23/98      189,444,269
                                                                                                   ---------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $11,130,000,928)......................................................   11,130,000,928
                                                                                                   ---------------

           SHORT-TERM BANK NOTES (6.5%)
 250,000   F.C.C. National Bank...................................  5.77-5.81   03/24/98-04/14/98      250,000,000
 100,000   BankBoston, N.A........................................     5.82         05/29/98           100,000,000
  45,000   La Salle National Bank.................................     5.72         04/20/98            45,000,000
 150,000   Wachovia Bank, N.A.....................................     5.51         04/22/98           150,000,000
 350,000   NationsBank, N.A.......................................  5.58-5.62   03/04/98-04/23/98      350,000,000
                                                                                                   ---------------

           TOTAL SHORT-TERM BANK NOTES
           (AMORTIZED COST $895,000,000).........................................................      895,000,000
                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED) CONTINUED

                                                                    ANNUALIZED
PRINCIPAL                                                            YIELD ON
AMOUNT IN                                                            DATE OF        MATURITY
THOUSANDS                                                            PURCHASE         DATE              VALUE
------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.4%)
$302,000   Federal Farm Credit Bank...............................  5.60-5.76%  06/30/98-12/18/98  $   291,915,748
 160,000   Federal Home Loan Banks................................  5.66-5.75   06/19/98-12/04/98      155,236,271
  40,000   Federal Home Loan Mortgage Corp........................     5.74         10/30/98            38,527,867
 255,000   Federal National Mortgage Assoc........................  5.64-5.75   03/30/98-09/02/98      250,638,650
 145,000   U.S. Treasury Bills....................................  5.87-5.96   04/02/98-05/28/98      143,608,954
                                                                                                   ---------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (AMORTIZED COST $879,927,490).........................................................      879,927,490
                                                                                                   ---------------

           CERTIFICATES OF DEPOSIT (5.9%)
  70,000   Chase Manhattan Bank (USA).............................     5.75         03/02/98            70,000,000
 100,000   First Tennessee Bank N.A...............................     5.50         04/30/98           100,000,000
 100,000   Fleet National Bank....................................     5.53         05/14/98           100,000,000
 200,000   Mellon Bank, N.A.......................................  5.69-5.76   03/31/98-04/01/98      200,000,000
 345,000   Union Bank of California, N.A..........................  5.56-5.82   04/07/98-05/21/98      345,000,000
                                                                                                   ---------------

           TOTAL CERTIFICATES OF DEPOSIT
           (AMORTIZED COST $815,000,000).........................................................      815,000,000
                                                                                                   ---------------

           BANKERS' ACCEPTANCES (0.8%)
  50,000   Bank of America NT & SA................................     5.70         04/21/98            49,599,167
  25,000   SunTrust Bank, Atlanta.................................     5.57         03/09/98            24,965,500
  30,000   Wachovia Bank, N.A.....................................     5.83         07/24/98            29,329,616
                                                                                                   ---------------

           TOTAL BANKERS' ACCEPTANCES
           (AMORTIZED COST $103,894,283).........................................................      103,894,283
                                                                                                   ---------------

           REPURCHASE AGREEMENT (0.1%)
  12,596   The Bank of New York (dated 02/27/98; proceeds
             $12,601,622) (a) (IDENTIFIED COST $12,595,915).......     5.44         03/02/98            12,595,915
                                                                                                   ---------------

TOTAL INVESTMENTS
(AMORTIZED COST $13,836,418,616) (b)...................................................  100.9 %   13,836,418,616

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........................................   (0.9)      (128,166,985)
                                                                                         ------  ----------------

NET ASSETS.............................................................................  100.0 % $ 13,708,251,631
                                                                                         ------  ----------------
                                                                                         ------  ----------------

---------------------

 (a) Collateralized by $8,720,550 Federal Farm Credit Bank 0.00% due 02/01/01 valued at $8,720,550 and by $4,097,804 U.S. Treasury Bill 5.875% due 01/31/99 valued at $4,127,283.
 (b)   Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (amortized cost $13,836,418,616).........................................................  $13,836,418,616
Cash.......................................................................................           90,001
Receivable for:
    Interest...............................................................................       19,530,475
    Capital stock sold.....................................................................          133,622
Prepaid expenses and other assets..........................................................          899,215
                                                                                             ---------------

     TOTAL ASSETS..........................................................................   13,857,071,929
                                                                                             ---------------

LIABILITIES:
Payable for:
    Capital stock repurchased..............................................................      144,405,950
    Investment management fee..............................................................        2,894,783
    Plan of distribution fee...............................................................        1,067,776
Accrued expenses and other payables........................................................          451,789
                                                                                             ---------------

     TOTAL LIABILITIES.....................................................................      148,820,298
                                                                                             ---------------
     NET ASSETS............................................................................  $13,708,251,631
                                                                                             ---------------
                                                                                             ---------------

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $13,707,561,843
Accumulated undistributed net investment income............................................          689,788
                                                                                             ---------------

     NET ASSETS............................................................................  $13,708,251,631
                                                                                             ---------------
                                                                                             ---------------

NET ASSET VALUE PER SHARE,
  13,708,233,037 SHARES OUTSTANDING (25,000,000,000 SHARES AUTHORIZED OF $.01 PAR VALUE)...            $1.00
                                                                                             ---------------
                                                                                             ---------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $385,570,361
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................    18,169,662
Transfer agent fees and expenses..............................................................    14,937,187
Plan of distribution fee......................................................................     6,222,267
Registration fees.............................................................................       502,643
Shareholder reports and notices...............................................................       327,424
Custodian fees................................................................................       180,539
Professional fees.............................................................................        37,866
Directors' fees and expenses..................................................................         9,643
Other.........................................................................................        49,752
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    40,436,983
                                                                                                ------------

NET INVESTMENT INCOME AND NET INCREASE........................................................  $345,133,378
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED          ENDED
                                                                          FEBRUARY 28, 1998  AUGUST 31, 1997
------------------------------------------------------------------------------------------------------------

                                                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase..................................  $     345,133,378  $   614,489,801
Dividends from net investment income....................................       (345,128,937)    (614,493,201)
Net increase from capital stock transactions............................        542,337,025    1,776,444,915
                                                                          -----------------  ---------------

     NET INCREASE.......................................................        542,341,466    1,776,441,515

NET ASSETS:
Beginning of period.....................................................     13,165,910,165   11,389,468,650
                                                                          -----------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $689,788 AND
    $685,347, RESPECTIVELY).............................................  $  13,708,251,631  $13,165,910,165
                                                                          -----------------  ---------------
                                                                          -----------------  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998 (UNAUDITED) CONTINUED

$1.75 billion; 0.30% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of the daily net assets exceeding $17.5 billion.

Under the terms of the Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Directors determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, its affiliates and other selected broker-dealers under the Plan: (1) compensation to, and expenses of, DWR's and other selected broker-dealers' account executives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparation, printing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended February 28, 1998, the distribution fee was accrued at the annual rate of 0.09%.

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended February 28, 1998 aggregated $23,721,389,575 and $23,477,540,496, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $1,833. At February 28, 1998, the Fund had an accrued pension liability of $48,531 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock, at $1.00 per share, were as follows:

                                                                       FOR THE SIX         FOR THE YEAR
                                                                      MONTHS ENDED            ENDED
                                                                    FEBRUARY 28, 1998    AUGUST 31, 1997
                                                                   -------------------   ----------------
                                                                       (UNAUDITED)
Shares sold......................................................       19,901,696,910     35,926,788,140
Shares issued in reinvestment of dividends.......................          344,280,116        612,893,395
                                                                   -------------------   ----------------
                                                                        20,245,977,026     36,539,681,535
Shares repurchased...............................................      (19,703,640,001)   (34,763,236,620)
                                                                   -------------------   ----------------
Net increase.....................................................          542,337,025      1,776,444,915
                                                                   -------------------   ----------------
                                                                   -------------------   ----------------

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                     FOR THE
                                    SIX MONTHS
                                      ENDED
                                     FEBRUARY               FOR THE YEAR ENDED AUGUST 31,
                                     28, 1998   -----------------------------------------------------
                                    (UNAUDITED)   1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................ $    1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                    ----------  ---------  ---------  ---------  ---------  ---------

Net investment income..............     0.026      0.050      0.050      0.053      0.030      0.027
Less dividends from net investment
 income............................    (0.026)    (0.050)    (0.050)    (0.053)    (0.030)    (0.027)
                                    ----------  ---------  ---------  ---------  ---------  ---------

Net asset value, end of period..... $    1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                    ----------  ---------  ---------  ---------  ---------  ---------
                                    ----------  ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN+...........      2.61%(1)     5.13%     5.15%     5.41%      3.07%      2.72%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................      0.61%(2)     0.62%     0.63%     0.65%      0.70%      0.69%

Net investment income..............      5.17%(2)     5.01%     5.02%     5.28%      3.02%      2.67%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................    $13,708    $13,166    $11,389    $10,359     $8,492     $7,959

---------------------

 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOARD OF DIRECTORS
---------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
Jonathan R. Page
VICE PRESIDENT
Thomas F. Caloia
TREASURER

TRANSFER AGENT
---------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
LIQUID ASSET FUND

[GRAPHIC]

SEMIANNUAL REPORT
FEBRUARY 28, 1998